Bank Loans	6 Months Ended
Sep. 30, 2021
Subordinated Borrowings [Abstract]
BANK LOANS

NOTE 12 – BANK LOANS

Bank loans consisted of the following as of September 30, 2021 and March 31, 2021:

	September 30, 2021 (Unaudited)	March 31, 2021

Car loans – current portion	$24,042	$37,122

	September 30, 2021 (Unaudited)	March 31, 2021

Car loans – non-current portion	$-	$6,292

Two car loans of $77,599 at 12% annual interest rate and $52,767 at 9.5% annual interest rate were valid from October 1, 2018 to September 30, 2021 and from July 1, 2019 to June 30, 2022, respectively. Both cars were pledged as collateral for loans until full settlement.